Credit Risk - Disclosure of Other Loan Modification by Segment (Details) - Mortgages - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Amortised cost before modification	£ 563	£ 351
Other loans | Term extension
Disclosure of credit risk exposure [line items]
Amortised cost before modification	140	155
Other loans | Term extension | Stage 1
Disclosure of credit risk exposure [line items]
Amortised cost before modification	118	122
Other loans | Term extension | Stage 2
Disclosure of credit risk exposure [line items]
Amortised cost before modification	21	31
Other loans | Term extension | Stage 3
Disclosure of credit risk exposure [line items]
Amortised cost before modification	1	2
Other loans | Interest-only
Disclosure of credit risk exposure [line items]
Amortised cost before modification	1,773	1,714
Other loans | Interest-only | Stage 1
Disclosure of credit risk exposure [line items]
Amortised cost before modification	1,283	1,186
Other loans | Interest-only | Stage 2
Disclosure of credit risk exposure [line items]
Amortised cost before modification	467	510
Other loans | Interest-only | Stage 3
Disclosure of credit risk exposure [line items]
Amortised cost before modification	£ 23	£ 18